Vident U.S. Bond Strategy ETF
Schedule of Investments
May 31, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 60.8%	Par	Value
United States Treasury Note/Bond
1.25%, 11/30/2026	5,770,000	$5,540,440
1.63%, 11/30/2026	16,872,000	16,293,343
0.50%, 05/31/2027	11,670,000	10,909,171
0.50%, 06/30/2027	3,990,000	3,720,909
4.38%, 07/15/2027	5,490,000	5,541,040
0.38%, 07/31/2027	2,980,000	2,763,484
2.75%, 07/31/2027	3,540,000	3,455,787
2.25%, 08/15/2027	3,750,000	3,620,068
3.75%, 08/15/2027	1,925,000	1,918,496
0.50%, 08/31/2027	480,000	445,200
3.13%, 08/31/2027	1,560,000	1,534,254
6.13%, 11/15/2027	28,115,000	29,584,448
4.38%, 08/31/2028	4,740,000	4,808,138
4.63%, 09/30/2028	2,145,000	2,193,346
4.88%, 10/31/2028	2,510,000	2,586,722
3.13%, 11/15/2028	1,495,000	1,457,391
5.25%, 11/15/2028	25,160,000	26,225,369
4.38%, 11/30/2028	1,700,000	1,725,467
1.38%, 12/31/2028	1,065,000	975,681
3.75%, 12/31/2028	400,000	397,844
4.00%, 01/31/2029	1,500,000	1,503,867
2.63%, 02/15/2029	1,815,000	1,734,672
4.25%, 02/28/2029	1,055,000	1,066,807
2.38%, 03/31/2029	2,030,000	1,918,628
4.13%, 03/31/2029	2,450,000	2,466,987
4.63%, 04/30/2029	995,000	1,019,622
6.25%, 05/15/2030	11,340,000	12,482,859
5.38%, 02/15/2031	17,625,000	18,784,395
4.50%, 08/15/2039	1,040,000	1,015,909
4.38%, 11/15/2039	3,780,000	3,633,082
4.63%, 02/15/2040	2,600,000	2,566,383
4.38%, 05/15/2040	3,400,000	3,258,820
4.25%, 11/15/2040	6,750,000	6,334,981
4.75%, 02/15/2041	4,955,000	4,917,063
2.25%, 05/15/2041	1,820,000	1,292,804
4.38%, 05/15/2041	7,515,000	7,135,140
2.00%, 11/15/2041	2,785,000	1,872,749
3.13%, 11/15/2041	1,015,000	813,864
2.38%, 02/15/2042	2,190,000	1,556,568
3.13%, 02/15/2042	3,625,000	2,895,327
3.00%, 05/15/2042	4,350,000	3,396,738
3.25%, 05/15/2042	3,590,000	2,905,867
2.75%, 08/15/2042	4,885,000	3,653,255
3.38%, 08/15/2042	3,340,000	2,743,432
2.75%, 11/15/2042	4,635,000	3,449,997
4.00%, 11/15/2042	3,395,000	3,033,419
3.13%, 02/15/2043	5,135,000	4,037,594
3.88%, 02/15/2043	2,610,000	2,287,369
2.88%, 05/15/2043	4,410,000	3,322,315
3.88%, 05/15/2043	2,945,000	2,574,574
3.63%, 08/15/2043	4,655,000	3,918,928
4.38%, 08/15/2043	2,515,000	2,346,760
3.75%, 11/15/2043	12,066,000	10,315,016
3.63%, 02/15/2044	4,285,000	3,587,181
4.50%, 02/15/2044	4,385,000	4,147,508
3.38%, 05/15/2044	4,865,000	3,910,244
3.13%, 08/15/2044	4,735,000	3,645,395
3.00%, 11/15/2044	4,430,000	3,329,768
3.00%, 05/15/2045	2,600,000	1,943,703
TOTAL U.S. TREASURY SECURITIES (Cost $275,908,879)		272,516,188

CORPORATE BONDS - 25.0%	Par	Value
Communication Services - 0.3%
Fox Corporation, 5.58%, 01/25/2049	1,450,000	1,328,789

Communications - 0.3%
Warnermedia Holdings, Inc., 5.39%, 03/15/2062	2,000,000	1,285,005

Consumer Discretionary - 1.8%
Brunswick Corporation, 2.40%, 08/18/2031	1,630,000	1,344,488
Dick's Sporting Goods, Inc., 4.10%, 01/15/2052	1,795,000	1,229,905
General Motors Company, 6.75%, 04/01/2046	1,400,000	1,394,066
Lear Corporation, 5.25%, 05/15/2049	1,520,000	1,257,762
Tapestry, Inc., 3.05%, 03/15/2032	1,560,000	1,361,938
Whirlpool Corporation, 4.50%, 06/01/2046	2,000,000	1,451,877
		8,040,036

Consumer Staples - 0.6%
Altria Group, Inc., 4.45%, 05/06/2050	1,755,000	1,335,755
Kraft Heinz Foods Company
6.88%, 01/26/2039	105,000	113,207
6.50%, 02/09/2040	990,000	1,035,659
		2,484,621

Energy - 4.3%
APA Corporation
5.10%, 09/01/2040 (a)	1,500,000	1,217,005
6.75%, 02/15/2055 (a)	150,000	135,019
Continental Resources, Inc., 4.90%, 06/01/2044	1,610,000	1,231,803
Devon Energy Corporation, 7.88%, 09/30/2031	1,175,000	1,332,328
Energy Transfer LP, 8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054	1,200,000	1,258,955
Enterprise Products Operating LLC, 5.38% to 02/15/2028 then 3 mo. Term SOFR + 2.83%, 02/15/2078	1,380,000	1,341,863
EQT Corporation, 7.00%, 02/01/2030 (b)	1,220,000	1,305,491
Halliburton Company, 7.45%, 09/15/2039	375,000	428,755
Helmerich & Payne, Inc., 5.50%, 12/01/2034 (a)	1,400,000	1,235,868
HF Sinclair Corporation, 6.25%, 01/15/2035	1,400,000	1,381,858
Marathon Petroleum Corporation, 6.50%, 03/01/2041	1,045,000	1,059,641
NOV, Inc., 3.95%, 12/01/2042	1,945,000	1,405,828
Occidental Petroleum Corporation
6.20%, 03/15/2040	1,200,000	1,120,241
6.60%, 03/15/2046	300,000	284,220
Ovintiv, Inc.
7.38%, 11/01/2031	1,100,000	1,174,208
6.50%, 08/15/2034	150,000	150,191
Phillips 66 Company, 4.90%, 10/01/2046	1,030,000	848,157
Valero Energy Corporation, 6.63%, 06/15/2037	1,215,000	1,273,142
Western Midstream Operating LP, 5.30%, 03/01/2048	1,580,000	1,276,787
		19,461,360

Financials - 10.3%
Allstate Corporation, 6.50% to 05/15/2037 then 3 mo. LIBOR US + 2.12%, 05/15/2057 (c)	1,350,000	1,356,502
Ally Financial, Inc., 6.70%, 02/14/2033	1,290,000	1,310,643
Ares Capital Corporation, 3.20%, 11/15/2031	1,590,000	1,368,021
Athene Holding, Ltd., 6.63% to 10/15/2034 then 5 yr. CMT Rate + 2.61%, 10/15/2054	1,400,000	1,377,117
Blackstone Private Credit Fund, 6.00%, 11/22/2034	1,400,000	1,349,595
Blackstone Secured Lending Fund, 2.85%, 09/30/2028	1,430,000	1,319,625
Blue Owl Technology Finance Corporation, 6.75%, 04/04/2029	1,500,000	1,508,910
Brighthouse Financial, Inc., 4.70%, 06/22/2047	1,840,000	1,385,693
Capital One Financial Corporation, 2.36% to 07/29/2031 then SOFR + 1.34%, 07/29/2032	1,625,000	1,344,847
Comerica Bank, 5.33% to 08/25/2032 then SOFR + 2.61%, 08/25/2033	1,385,000	1,324,276
COPT Defense Properties LP, 2.75%, 04/15/2031	1,610,000	1,396,467
Corebridge Financial, Inc., 6.88% to 12/15/2027 then 5 yr. CMT Rate + 3.85%, 12/15/2052	1,300,000	1,319,690
Discover Financial Services, 6.70%, 11/29/2032	1,260,000	1,353,830
Enstar Finance LLC, 5.50% to 01/15/2027 then 5 yr. CMT Rate + 4.01%, 01/15/2042	1,400,000	1,368,021
Equitable Holdings, Inc., 6.70% to 03/28/2035 then 5 yr. CMT Rate + 2.39%, 03/28/2055	1,350,000	1,368,017
F&G Annuities & Life, Inc., 6.50%, 06/04/2029	1,290,000	1,318,878
Fifth Third Bancorp, 8.25%, 03/01/2038	910,000	1,061,158
First Citizens BancShares, Inc., 6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040	1,430,000	1,382,670
Government National Mortgage Association, 5.75%, 06/01/2028	1,305,000	1,329,701
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/2034	1,420,000	1,390,186
Huntington Bancshares, Inc., 2.49% to 08/15/2031 then 5 yr. CMT Rate + 1.17%, 08/15/2036	1,640,000	1,358,663
Legg Mason, Inc., 5.63%, 01/15/2044	1,100,000	1,058,676
Lincoln National Corporation, 7.00%, 06/15/2040	1,170,000	1,278,025
Markel Group, Inc., 5.00%, 04/05/2046	1,240,000	1,064,051
MetLife, Inc., 10.75%, 08/01/2039	1,000,000	1,310,472
MGIC Investment Corporation, 5.25%, 08/15/2028	1,290,000	1,281,231
Prudential Financial, Inc., 4.50% to 09/15/2027 then 3 mo. LIBOR US + 2.38%, 09/15/2047 (c)	1,375,000	1,347,025
Regions Bank, 6.45%, 06/26/2037	1,308,000	1,327,992
Reinsurance Group of America, Inc., 6.65% to 09/15/2035 then 5 yr. CMT Rate + 2.39%, 09/15/2055	1,380,000	1,357,763
Sabra Health Care LP, 3.20%, 12/01/2031	1,515,000	1,319,240
Synovus Bank, 5.63%, 02/15/2028	1,250,000	1,254,472
Truist Financial Corporation, 4.92% to 07/28/2032 then SOFR + 2.24%, 07/28/2033	1,365,000	1,311,207
US Bancorp, 2.49% to 11/03/2031 then 5 yr. CMT Rate + 0.95%, 11/03/2036	1,585,000	1,318,220
VICI Properties LP
5.63%, 05/15/2052	850,000	760,281
6.13%, 04/01/2054	600,000	572,218
Zions Bancorp NA, 3.25%, 10/29/2029	1,545,000	1,395,429
		46,248,812

Health Care - 1.0%
Cardinal Health, Inc., 4.37%, 06/15/2047	1,000,000	790,605
Centene Corporation, 4.63%, 12/15/2029	1,350,000	1,302,580
HCA, Inc., 5.50%, 06/15/2047	1,100,000	994,005
Viatris, Inc., 4.00%, 06/22/2050	2,000,000	1,279,612
		4,366,802

Industrials - 0.7%
FedEx Corporation, 5.10%, 01/15/2044 (a)	1,205,000	1,029,403
Flowserve Corporation, 3.50%, 10/01/2030	1,410,000	1,301,485
Owens Corning, 4.30%, 07/15/2047	1,260,000	990,880
		3,321,768

Information Technology - 1.0%
Corning, Inc., 5.45%, 11/15/2079	785,000	682,637
HP, Inc., 6.00%, 09/15/2041	1,195,000	1,168,025
Kyndryl Holdings, Inc., 4.10%, 10/15/2041	1,685,000	1,297,090
Vontier Corporation, 2.95%, 04/01/2031	1,505,000	1,327,420
		4,475,172

Materials - 1.4%
Albemarle Corporation, 5.05%, 06/01/2032	1,500,000	1,390,215
Dow Chemical Company, 9.40%, 05/15/2039	750,000	948,757
FMC Corporation, 6.38%, 05/18/2053	1,500,000	1,378,414
Freeport-McMoRan, Inc., 5.45%, 03/15/2043	1,380,000	1,275,148
Mosaic Company, 5.63%, 11/15/2043	1,150,000	1,079,508
		6,072,042

Real Estate - 0.3%
EPR Properties, 3.75%, 08/15/2029	1,430,000	1,347,136

Utilities - 3.0%
American Electric Power Company, Inc., 3.88% to 02/15/2027 then 5 yr. CMT Rate + 2.68%, 02/15/2062	1,430,000	1,368,749
CMS Energy Corporation, 4.75% to 06/01/2030 then 5 yr. CMT Rate + 4.12%, 06/01/2050	1,420,000	1,345,153
Dominion Energy, Inc., 6.63% to 05/15/2035 then 5 yr. CMT Rate + 2.21%, 05/15/2055	1,300,000	1,303,789
Edison International, 8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053	1,420,000	1,406,254
Entergy Corporation, 7.13% to 12/01/2029 then 5 yr. CMT Rate + 2.67%, 12/01/2054	1,300,000	1,332,347
Evergy, Inc., 6.65% to 06/01/2030 then 5 yr. CMT Rate + 2.56%, 06/01/2055	1,300,000	1,290,024
Exelon Corporation, 6.50% to 03/15/2035 then 5 yr. CMT Rate + 1.98%, 03/15/2055	165,000	164,685
NextEra Energy Capital Holdings, Inc.
4.80% to 12/01/2027 then 3 mo. LIBOR US + 2.41%, 12/01/2077 (c)	1,140,000	1,077,424
3.80% to 03/15/2027 then 5 yr. CMT Rate + 2.55%, 03/15/2082	230,000	218,695
NiSource, Inc., 6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054	1,350,000	1,384,737
PacifiCorp, 7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	1,320,000	1,347,457
Sempra, 4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	1,415,000	1,339,280
		13,578,594
TOTAL CORPORATE BONDS (Cost $114,180,797)		112,010,137

MORTGAGE-BACKED SECURITIES - 9.9%	Par	Value
Federal National Mortgage Association
6.00%, 06/15/2041 (d)	7,300,000	7,371,214
6.50%, 09/25/2052 (d)	4,315,000	4,429,758
Pool TBA, 5.50%, 06/01/2037 (d)	3,600,000	3,563,266
Pool BV7232, 4.00%, 04/01/2052	2,493,972	2,288,452
Pool MA4626, 4.00%, 06/01/2052	3,255,962	2,990,704
Pool MA4644, 4.00%, 05/01/2052	3,141,079	2,885,188
Series Pool #TBA, Pool TBA, 5.00%, 06/15/2041 (d)	300,000	290,374
Government National Mortgage Association
4.50%, 06/15/2041 (d)	300,000	282,914
5.00%, 06/15/2041 (d)	1,170,000	1,134,524
5.50%, 06/15/2053 (d)	4,120,000	4,089,751
6.00%, 06/15/2053 (d)	8,825,000	8,909,906
6.50%, 08/20/2053 (d)	5,555,000	5,674,636
7.00%, 10/20/2053 (d)	530,000	545,389
TOTAL MORTGAGE-BACKED SECURITIES (Cost $45,101,062)		44,456,076

U.S. GOVERNMENT AGENCY ISSUES - 2.9%	Par	Value
Federal Home Loan Banks
4.63%, 11/17/2026	660,000	665,230
1.25%, 12/21/2026	590,000	566,152
4.13%, 01/15/2027	460,000	461,668
4.75%, 04/09/2027	400,000	405,976
4.50%, 03/10/2028	320,000	324,988
3.25%, 06/09/2028	160,000	157,389
4.00%, 06/30/2028	150,000	150,375
3.25%, 11/16/2028	270,000	264,409
5.50%, 07/15/2036	370,000	396,959
Federal Home Loan Mortgage Corporation
6.75%, 09/15/2029	700,000	776,733
6.75%, 03/15/2031	150,000	170,087
6.25%, 07/15/2032	150,000	168,269
Federal National Mortgage Association
1.88%, 09/24/2026	545,000	530,932
0.75%, 10/08/2027	290,000	269,641
7.13%, 01/15/2030	100,000	113,160
7.25%, 05/15/2030	100,000	114,516
6.63%, 11/15/2030	205,000	230,296
5.63%, 07/15/2037	270,000	291,440
Tennessee Valley Authority
2.88%, 02/01/2027	660,000	648,110
3.88%, 03/15/2028	370,000	369,724
7.13%, 05/01/2030	475,000	539,986
4.38%, 08/01/2034	350,000	342,827
5.88%, 04/01/2036	820,000	892,844
6.15%, 01/15/2038	785,000	869,751
5.25%, 09/15/2039	800,000	824,165
3.50%, 12/15/2042	805,000	641,569
5.25%, 02/01/2055	600,000	569,228
5.38%, 04/01/2056	545,000	534,252
4.63%, 09/15/2060	495,000	420,151
4.25%, 09/15/2065	260,000	203,227
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $13,244,976)		12,914,054

TOTAL INVESTMENTS - 98.6% (Cost $448,435,714)		441,896,455
Other Assets in Excess of Liabilities - 1.4%		6,292,816
TOTAL NET ASSETS - 100.0%		$448,189,271
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $3,617,295 or 0.8% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of May 31, 2025.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	To-be-announced security.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Vident U.S. Bond Strategy ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$272,516,188	$–	$272,516,188
Corporate Bonds	–	112,010,137	–	112,010,137
Mortgage-Backed Securities	–	44,456,076	–	44,456,076
U.S. Government Agency Issues	–	12,914,054	–	12,914,054
Total Investments	$–	$441,896,455	$–	$441,896,455

Refer to the Schedule of Investments for further disaggregation of investment categories.